INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities		$ (40)
Opening balance - assets	$ 17
Net income statement movement	(2)	117
Other movements	(22)	(60)
Ending balance - liabilities	(7)
Ending balance - assets		17
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(275)	(443)
Net income statement movement	5	126
Other movements	(18)	42
Ending balance - liabilities	(288)	(275)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(60)	(165)
Net income statement movement	22	94
Other movements	0	11
Ending balance - liabilities	(38)	(60)
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	32	36
Net income statement movement	16	(6)
Other movements	(1)	2
Ending balance - assets	47	32
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	30	33
Net income statement movement	2	2
Other movements	(1)	(5)
Ending balance - assets	31	30
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	113	133
Net income statement movement	11	7
Other movements	32	(27)
Ending balance - assets	156	113
Withholding tax on undistributed earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(50)	(116)
Net income statement movement	(2)	70
Other movements	0	(4)
Ending balance - liabilities	(52)	(50)
Tax losses and other balances carried forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	2,173	2,434
Net income statement movement	(68)	(191)
Other movements	(79)	(70)
Ending balance - assets	2,026	2,173
Non-recognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(1,955)	(1,980)
Other movements	61	25
Ending balance - liabilities	(1,894)	(1,955)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	9	28
Net income statement movement	12	15
Other movements	(16)	(34)
Ending balance - assets	$ 5	$ 9